Employee benefit obligations - Amounts recognized in consolidated income statement (Details) - Ardagh Group S.A. - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Cost of sales-current service cost	$ (42)	$ (43)	$ (40)
Cost of sales-past service credit	3	8	32
SGA-current service cost	(4)	(3)	(6)
SGA-past service credit		2	11
Current service cost and administration costs excluding finance expense	(43)	(36)	(3)
Finance expense	(21)	(24)	(28)
Current service cost and administration costs	$ (64)	$ (60)	$ (31)